Cover	Aug. 17, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2021
Entity File Number	001-40244
Entity Registrant Name	ALDEL FINANCIAL INC.
Entity Central Index Key	0001840776
Entity Tax Identification Number	86-1213144
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	105 S. Maple Street
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60143
City Area Code	847
Local Phone Number	791-6817
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	ADF.U
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ADF
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	ADF.WS
Security Exchange Name	NYSE